Loans and Allowance for Loan Losses - Allowance for Loan Losses (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of the allowance for loan losses
Balance at beginning of period				$ 11,652				$ 10,852	$ 11,652	$ 10,852	$ 9,886
Additions:
Provision for loan losses	$ 300	$ 450	$ 250	150	$ 475	$ 250	$ 450	300	1,150	1,475	1,765
Deductions:
Loans charged off									793	1,041	1,181
Less recoveries on loans									(468)	(366)	(382)
Net loan charge-offs (recoveries)									325	675	799
Balance at end of period	12,477				11,652				12,477	11,652	10,852
Commercial, financial, and agricultural
Summary of the allowance for loan losses
Balance at beginning of period				3,237				3,325	3,237	3,325	2,753
Additions:
Provision for loan losses									(168)	296	1,147
Deductions:
Loans charged off									295	484	649
Less recoveries on loans									(144)	(100)	(74)
Net loan charge-offs (recoveries)									151	384	575
Balance at end of period	2,918				3,237				2,918	3,237	3,325
Residential real estate | Construction
Summary of the allowance for loan losses
Balance at beginning of period				140				170	140	170	108
Additions:
Provision for loan losses									(126)	(44)	(26)
Deductions:
Loans charged off									0	48	0
Less recoveries on loans									(50)	(62)	(88)
Net loan charge-offs (recoveries)									(50)	(14)	(88)
Balance at end of period	64				140				64	140	170
Residential real estate | Mortgages
Summary of the allowance for loan losses
Balance at beginning of period				2,071				1,689	2,071	1,689	2,385
Additions:
Provision for loan losses									195	516	(560)
Deductions:
Loans charged off									277	186	219
Less recoveries on loans									(129)	(52)	(83)
Net loan charge-offs (recoveries)									148	134	136
Balance at end of period	2,118				2,071				2,118	2,071	1,689
Commercial real estate | Construction
Summary of the allowance for loan losses
Balance at beginning of period				757				807	757	807	413
Additions:
Provision for loan losses									(388)	(20)	394
Deductions:
Loans charged off									0	30	0
Less recoveries on loans									0	0	0
Net loan charge-offs (recoveries)									0	30	0
Balance at end of period	369				757				369	757	807
Commercial real estate | Mortgages
Summary of the allowance for loan losses
Balance at beginning of period				4,914				4,437	4,914	4,437	3,793
Additions:
Provision for loan losses									1,618	457	657
Deductions:
Loans charged off									25	38	45
Less recoveries on loans									(40)	(58)	(32)
Net loan charge-offs (recoveries)									(15)	(20)	13
Balance at end of period	6,547				4,914				6,547	4,914	4,437
Installment and other consumer
Summary of the allowance for loan losses
Balance at beginning of period				334				345	334	345	274
Additions:
Provision for loan losses									138	150	234
Deductions:
Loans charged off									196	255	268
Less recoveries on loans									(105)	(94)	(105)
Net loan charge-offs (recoveries)									91	161	163
Balance at end of period	381				334				381	334	345
Unallocated
Summary of the allowance for loan losses
Balance at beginning of period				$ 199				$ 79	199	79	160
Additions:
Provision for loan losses									(119)	120	(81)
Deductions:
Loans charged off									0	0	0
Less recoveries on loans									0	0	0
Net loan charge-offs (recoveries)									0	0	0
Balance at end of period	$ 80				$ 199				$ 80	$ 199	$ 79